Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

Our Compensation Committee adopted a revised Clawback Policy, effective October 2, 2023, which applies to our executive officers. This Clawback Policy was adopted in compliance with the SEC's release of final rules under Rule 10D-1 and the NYSE's adoption of new related listing standards. Under this policy, if the Company is required to prepare an accounting restatement due to material non-compliance with any financial reporting requirement under applicable securities laws, the Compensation Committee will seek to recover incentive compensation erroneously received during the three-year period preceding the earlier of (i) the date we conclude (or reasonably should have concluded) that the Company is required to prepare an accounting restatement, or (ii) the date a court, regulator or other legally authorized body directs the Company to prepare an accounting restatement. The method of recovery of erroneously awarded compensation will be determined by the Compensation Committee.